Shareholders’ Equity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	May 02, 2023	Dec. 31, 2022
Shareholder’s Equity [Line Items]
Preference shares, shares authorized	1,000,000	1,000,000		1,000,000
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares outstanding
Warrant call for redemption description	The Company may call the Warrants for redemption, once they become exercisable:• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption; and• if, and only if, the last reported last sale price of the ordinary shares equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.If the Company calls the Warrants for redemption, management will have the option to require all holders that wish to exercise the Warrants to do so on a “cashless basis,” as described in the warrant agreement.
Price threshold of newly issued stock to cause adjustment of exercise warrant price (in Dollars per share)	$ 9.2
Percentage of equity proceeds from issuance	60.00%
Percentage of warrant exercise price adjusted to price received in new issuance	180.00%
Target share price of warrants or rights for redemption (in Dollars per share)	$ 18
(in Dollars per share)			$ 1
Exceeds price per share (in Dollars per share)		$ 18	$ 10.43
Trading days		20 days
Equity proceeds percentage		60.00%
Market value price per share (in Dollars per share)		$ 9.2
Market value percentage		180.00%
Redemption trigger price per share (in Dollars per share)		$ (18)
Business Combination [Member]
Shareholder’s Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		9.2
Warrant [Member]
Shareholder’s Equity [Line Items]
Price threshold of newly issued stock to cause adjustment of exercise warrant price (in Dollars per share)	$ 9.2
Percentage of warrant exercise price adjusted to price received in new issuance	115.00%
(in Dollars per share)		$ 0.01
Trading days		30 days
Market value percentage		115.00%
Class A Ordinary Shares [Member]
Shareholder’s Equity [Line Items]
Ordinary shares, shares authorized	479,000,000	479,000,000		479,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Vote	one	one
Ordinary shares, shares outstanding	2,086,874	2,086,874		118,125
Ordinary shares, shares issued	2,086,874	2,086,874		118,125
(in Dollars per share)		$ 11.5
Class A Ordinary Shares [Member] | Warrant [Member]
Shareholder’s Equity [Line Items]
(in Dollars per share)	$ 11.5
Class B Ordinary Shares [Member]
Shareholder’s Equity [Line Items]
Ordinary shares, shares authorized	20,000,000	20,000,000		20,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Vote	one	one
Ordinary shares, shares outstanding	1	1		1,968,750
Ordinary shares, shares issued	1	1		1,968,750